Condensed Consolidated Statement of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 204,000	$ 110,391,000	$ (513,000)	$ (67,817,000)	$ 1,461,441
Balance, shares at Dec. 31, 2014	23,569,399
Share based compensation		6,309,000			590,260
Issuance of common stock	$ 3,333	996,667			1,000,000
Issuance of common stock, shares	3,333,334
Exercise of warrants	$ 425	112,075			112,500
Exercise of warrants, shares	425,000
Exercise of options	$ 699	90,941			91,640
Exercise of options, shares	699,279
Net loss				(34,554,000)	(1,387,571)
Balance at Dec. 31, 2015	$ 221,000	116,616,000	(1,769,000)	(102,371,000)	1,868,270
Balance, shares at Dec. 31, 2015	28,027,012
Share based compensation		1,969,000			416,532
Cashless exercise of options	$ 316	(316)
Cashless exercise of options, shares	315,995
Net loss				(13,264,000)	(996,344)
Balance at Dec. 31, 2016	$ 18,132	11,546,804		(10,276,478)	1,288,458
Balance, shares at Dec. 31, 2016	28,343,007
Share based compensation		81,959			81,959
Issuance of stock for asset purchase	$ 2,500	847,500			850,000
Issuance of stock for asset purchase, shares	2,500,000
Issuance of stock, net of offering costs of $17,070	$ 20,588	6,962,342			6,982,930
Issuance of stock, net of offering costs of $17,070, shares	20,588,243
Issuance of stock for compensation	$ 600	335,400			336,000
Issuance of stock for compensation, shares	600,000
Cashless exercise of options	$ 23	(23)
Cashless exercise of options, shares	22,475
Other comprehensive loss			(5,417)		(5,417)
Net loss				(367,618)	(367,618)
Balance at Mar. 31, 2017	$ 41,843	$ 19,773,982	$ (5,417)	$ (10,644,096)	$ 9,166,312
Balance, shares at Mar. 31, 2017	52,053,725